CTIVP® – BlackRock Global Inflation-Protected Securities Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Commercial Mortgage-Backed Securities - Non-Agency 0.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.7%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%		155,000	144,017
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%		155,000	142,974
Pagaya AI Technology in Housing Trust(a)
Series 2022-1 Class D
08/25/2025	4.250%		100,000	94,615
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%		200,000	195,151
Total				576,757
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $571,817)				576,757

Corporate Bonds & Notes(b) 0.5%

Belgium 0.2%
European Union(a)
03/04/2053	3.000%	EUR	165,000	169,517
United Kingdom 0.1%
Credit Agricole SA(a)
01/22/2034	3.750%	EUR	100,000	110,207
United States 0.2%
JPMorgan Chase & Co.(a),(c)
11/13/2031	4.457%	EUR	100,000	114,145
Total Corporate Bonds & Notes (Cost $379,111)				393,869

Foreign Government Obligations(b),(d) 0.6%

Belgium 0.2%
Kingdom of Belgium Government Bond(a)
06/22/2054	3.300%	EUR	138,960	148,721
France 0.2%
French Republic Government Bond OAT(a)
05/25/2054	3.000%	EUR	140,960	144,036
Mexico 0.2%
Mexican Bonos
03/01/2029	8.500%	MXN	1,000,000	58,289
05/31/2029	8.500%	MXN	2,000,000	116,664
Total				174,953
Foreign Government Obligations(b),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
EnBW International Finance BV(a)
05/23/2030	3.850%	EUR	2,000	2,213
Total Foreign Government Obligations (Cost $462,891)				469,923

Inflation-Indexed Bonds(b) 95.6%

Australia 1.1%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	190,030	122,125
09/20/2030	2.500%	AUD	263,183	183,591
11/21/2032	0.250%	AUD	97,709	57,221
08/21/2035	2.000%	AUD	191,742	130,200
08/21/2040	1.250%	AUD	145,919	88,676
02/21/2050	1.000%	AUD	138,313	75,160
Australia Government Index-Linked Bond(a)
09/20/2025	3.000%	AUD	285,815	191,398
Total				848,371
Canada 1.7%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	261,352	206,124
12/01/2031	4.000%	CAD	303,149	262,066
12/01/2036	3.000%	CAD	184,442	155,513
12/01/2041	2.000%	CAD	234,848	180,969
12/01/2044	1.500%	CAD	267,029	191,600
12/01/2047	1.250%	CAD	320,990	219,771
12/01/2050	0.500%	CAD	213,150	123,252
12/01/2054	0.250%	CAD	39,669	21,018
Total				1,360,313
Denmark 0.2%
Denmark I/L Government Bond(a)
11/15/2030	0.100%	DKK	844,158	120,327
France 8.7%
France Government Bond OAT(a)
07/25/2027	1.850%	EUR	723,008	819,839
07/25/2029	3.400%	EUR	374,269	465,447
07/25/2030	0.700%	EUR	542,581	598,166
07/25/2032	3.150%	EUR	471,315	619,755
07/25/2047	0.100%	EUR	392,739	365,491
French Republic Government Bond OAT(a)
03/01/2026	0.100%	EUR	427,765	457,743
03/01/2028	0.100%	EUR	503,775	534,050
03/01/2029	0.100%	EUR	538,520	572,645
07/25/2031	0.100%	EUR	375,610	396,915
03/01/2032	0.100%	EUR	197,048	205,836
07/25/2034	0.600%	EUR	85,322	92,429

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/01/2036	0.100%	EUR	263,846	266,667
07/25/2036	0.100%	EUR	350,755	354,980
07/25/2038	0.100%	EUR	230,496	229,283
03/01/2039	0.550%	EUR	67,168	70,731
07/25/2040	1.800%	EUR	508,416	640,120
07/25/2053	0.100%	EUR	195,922	178,264
Total				6,868,361
Germany 2.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	695,839	762,195
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2026	0.100%	EUR	675,408	718,865
04/15/2033	0.100%	EUR	324,310	346,935
04/15/2046	0.100%	EUR	455,736	477,461
Total				2,305,456
Italy 5.8%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2026	0.650%	EUR	269,781	288,448
09/15/2026	3.100%	EUR	417,315	474,936
05/15/2028	1.300%	EUR	708,596	769,970
05/15/2029	1.500%	EUR	91,812	100,131
09/15/2032	1.250%	EUR	465,556	497,283
05/15/2033	0.100%	EUR	485,826	460,019
09/15/2035	2.350%	EUR	477,766	558,841
05/15/2036	1.800%	EUR	114,408	123,897
05/15/2039	2.400%	EUR	30,442	34,998
09/15/2041	2.550%	EUR	567,826	677,226
05/15/2051	0.150%	EUR	241,720	172,968
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	434,397	443,439
Total				4,602,156
Japan 2.1%
Japanese Government CPI-Linked Bond
03/10/2026	0.100%	JPY	42,157,752	287,262
03/10/2027	0.100%	JPY	35,415,575	246,163
03/10/2028	0.100%	JPY	32,507,097	225,475
03/10/2029	0.100%	JPY	43,007,651	299,643
03/10/2030	0.200%	JPY	13,833,560	94,078
03/10/2031	0.005%	JPY	17,641,316	124,811
03/10/2032	0.005%	JPY	28,196,000	198,986
03/10/2033	0.005%	JPY	26,063,295	183,192
Total				1,659,610
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	117,233	73,119
09/20/2035	2.500%	NZD	202,646	119,354
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	219,582	126,031
Total				318,504
Spain 2.5%
Spain Government Inflation-Linked Bond(a)
11/30/2027	0.650%	EUR	527,021	568,671
11/30/2030	1.000%	EUR	558,736	611,501
11/30/2033	0.700%	EUR	590,531	621,860
11/30/2039	2.050%	EUR	108,766	129,522
Total				1,931,554
Sweden 0.7%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	2,522,521	232,043
12/01/2028	3.500%	SEK	2,022,107	209,665
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	441,813	39,266
06/01/2032	0.125%	SEK	790,397	69,487
06/01/2039	0.125%	SEK	302,356	25,183
Total				575,644
United Kingdom 20.2%
United Kingdom Gilt Inflation-Linked Bond(a)
03/22/2026	0.125%	GBP	527,083	662,587
11/22/2027	1.250%	GBP	720,864	951,691
08/10/2028	0.125%	GBP	602,552	765,166
03/22/2029	0.125%	GBP	637,008	803,981
07/22/2030	4.125%	GBP	347,688	544,391
08/10/2031	0.125%	GBP	238,239	302,586
11/22/2032	1.250%	GBP	17,413	24,022
03/22/2034	0.750%	GBP	643,107	843,416
01/26/2035	2.000%	GBP	498,727	725,104
11/22/2036	0.125%	GBP	239,928	288,576
11/22/2037	1.125%	GBP	626,289	845,364
03/22/2039	0.125%	GBP	369,527	424,513
03/22/2040	0.625%	GBP	628,639	772,331
08/10/2041	0.125%	GBP	418,525	467,268
11/22/2042	0.625%	GBP	578,363	695,367
03/22/2044	0.125%	GBP	631,662	669,523
03/22/2046	0.125%	GBP	607,210	624,674
11/22/2047	0.750%	GBP	553,386	650,662
08/10/2048	0.125%	GBP	419,659	418,619
03/22/2050	0.500%	GBP	553,404	599,430
03/22/2051	0.125%	GBP	366,385	354,110
03/22/2052	0.250%	GBP	484,239	482,213
11/22/2055	1.250%	GBP	574,422	748,607
11/22/2056	0.125%	GBP	259,503	240,949
03/22/2058	0.125%	GBP	409,292	373,875
03/22/2062	0.375%	GBP	505,030	496,853
11/22/2065	0.125%	GBP	309,231	269,249
03/22/2068	0.125%	GBP	493,137	424,989
03/22/2073	0.125%	GBP	134,894	121,621
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom Inflation-Linked Gilt(a)
11/22/2033	0.750%	GBP	208,225	274,342
03/22/2045	0.625%	GBP	98,696	114,951
Total				15,981,030
United States 49.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2025	0.125%		442,155	431,171
07/15/2025	0.375%		1,306,369	1,277,775
10/15/2025	0.125%		1,009,817	979,953
01/15/2026	0.625%		201,083	195,239
01/15/2026	2.000%		869,736	865,653
04/15/2026	0.125%		775,777	742,953
07/15/2026	0.125%		1,235,846	1,184,402
10/15/2026	0.125%		1,105,518	1,054,850
01/15/2027	0.375%		1,271,516	1,212,863
01/15/2027	2.375%		641,991	647,165
04/15/2027	0.125%		955,290	900,271
07/15/2027	0.375%		1,291,654	1,229,455
10/15/2027	1.625%		1,030,194	1,020,585
01/15/2028	0.500%		1,173,334	1,110,706
01/15/2028	1.750%		610,635	605,957
04/15/2028	1.250%		1,058,521	1,029,111
04/15/2028	3.625%		821,430	873,632
07/15/2028	0.750%		1,140,840	1,090,591
10/15/2028	2.375%		1,532,747	1,569,554
01/15/2029	0.875%		329,616	314,486
01/15/2029	2.500%		513,281	527,725
04/15/2029	3.875%		937,555	1,025,902
07/15/2029	0.250%		1,277,395	1,178,575
01/15/2030	0.125%		1,216,082	1,101,416
07/15/2030	0.125%		1,352,565	1,219,523
01/15/2031	0.125%		1,308,497	1,165,146
07/15/2031	0.125%		1,282,384	1,135,720
04/15/2032	3.375%		227,501	252,166
07/15/2032	0.625%		1,283,737	1,165,329
07/15/2033	1.375%		1,217,964	1,170,083
01/15/2034	1.750%		927,599	916,976
02/15/2040	2.125%		574,755	582,146
02/15/2041	2.125%		865,686	877,524
02/15/2042	0.750%		803,514	641,888
02/15/2043	0.625%		777,641	597,641
02/15/2044	1.375%		760,524	667,483
02/15/2045	0.750%		778,879	598,373
02/15/2046	1.000%		696,014	557,811
02/15/2047	0.875%		600,185	463,464
02/15/2048	1.000%		562,518	443,564
02/15/2049	1.000%		269,502	211,426
02/15/2050	0.250%		467,606	295,636
02/15/2051	0.125%		544,640	326,074
02/15/2052	0.125%		552,230	325,442
02/15/2053	1.500%		539,245	471,493
02/15/2054	2.125%		231,012	233,933
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond(e)
01/15/2032	0.125%	1,445,626	1,264,380
01/15/2033	1.125%	1,319,421	1,238,941
Total			38,992,152
Total Inflation-Indexed Bonds (Cost $86,685,004)			75,563,478

Residential Mortgage-Backed Securities - Agency 2.2%

United States 2.2%
Uniform Mortgage-Backed Security TBA(f)
04/11/2054	4.500%	439,000	418,026
04/11/2054	5.000%	786,280	767,144
04/11/2054	5.500%	539,754	537,075
Total			1,722,245
Total Residential Mortgage-Backed Securities - Agency (Cost $1,725,357)			1,722,245

Residential Mortgage-Backed Securities - Non-Agency 0.9%

United States 0.9%
CSMC Trust(a),(g)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	242,594	242,272
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	126,045	100,285
PRKCM Trust(a),(g)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	88,471	88,255
SG Residential Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	144,043	115,533
CMO Series 2022-2 Class A1
08/25/2062	5.353%	87,163	86,923
Verus Securitization Trust(a),(g)
CMO Series 2022-7 Class A1
07/25/2067	5.350%	98,496	98,455
Total			731,723
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $722,722)			731,723

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.4%
U.S. Treasury
02/15/2049	3.000%	325,000	253,399
02/15/2054	4.250%	15,000	14,763
Total			268,162
Total U.S. Treasury Obligations (Cost $270,196)			268,162

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $581)	143

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $629)	210

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(h),(i)	186,920	186,883
Total Money Market Funds (Cost $186,880)		186,883
Total Investments in Securities (Cost $91,005,188)		79,913,393
Other Assets & Liabilities, Net		(855,298)
Net Assets		$79,058,095
At March 31, 2024, securities and/or cash totaling $327,980 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,421,000 AUD	924,723 USD	Citi	04/02/2024	—	(1,271)
828,000 DKK	120,304 USD	Citi	04/02/2024	544	—
15,544,000 EUR	16,826,599 USD	Citi	04/02/2024	56,955	—
317,546,000 JPY	2,117,902 USD	Citi	04/02/2024	20,228	—
521,000 NZD	317,806 USD	Citi	04/02/2024	6,535	—
7,578,000 SEK	732,977 USD	Citi	04/02/2024	25,018	—
195,306 USD	153,000 GBP	Citi	04/02/2024	—	(2,197)
2,145,452 USD	324,267,000 JPY	Citi	04/02/2024	—	(3,379)
20,198 AUD	13,188 USD	Citi	05/02/2024	15	—
42,933 CAD	31,740 USD	Citi	05/02/2024	31	—
300,266 GBP	379,368 USD	Citi	05/02/2024	324	—
282,916,000 JPY	1,880,103 USD	Citi	05/02/2024	2,618	—
1,870,000 CAD	1,378,023 USD	Deutsche Bank	04/02/2024	—	(2,510)
294,000 EUR	318,832 USD	Deutsche Bank	04/02/2024	1,650	—
13,117,000 GBP	16,583,676 USD	Deutsche Bank	04/02/2024	28,054	—
130,000 GBP	164,060 USD	Deutsche Bank	04/02/2024	—	(19)
6,721,000 JPY	44,998 USD	Deutsche Bank	04/02/2024	599	—
924,862 USD	1,417,000 AUD	Deutsche Bank	04/02/2024	—	(1,474)
1,353,817 USD	1,839,663 CAD	Deutsche Bank	04/02/2024	4,319	—
120,236 USD	828,000 DKK	Deutsche Bank	04/02/2024	—	(477)
17,332,469 USD	16,023,962 EUR	Deutsche Bank	04/02/2024	—	(45,017)
173,911 USD	138,000 GBP	Deutsche Bank	04/02/2024	266	—
16,187,639 USD	12,810,524 GBP	Deutsche Bank	04/02/2024	—	(18,836)
311,152 USD	518,000 NZD	Deutsche Bank	04/02/2024	—	(1,673)
715,796 USD	7,578,000 SEK	Deutsche Bank	04/02/2024	—	(7,837)
1,417,000 AUD	925,657 USD	Deutsche Bank	05/02/2024	1,475	—
1,818,000 CAD	1,338,455 USD	Deutsche Bank	05/02/2024	—	(4,273)
828,000 DKK	120,416 USD	Deutsche Bank	05/02/2024	477	—
15,287,545 EUR	16,554,236 USD	Deutsche Bank	05/02/2024	41,394	—
12,569,000 GBP	15,884,100 USD	Deutsche Bank	05/02/2024	17,497	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
518,000 NZD	311,162 USD	Deutsche Bank	05/02/2024	1,672	—
6,170,000 SEK	582,785 USD	Deutsche Bank	05/02/2024	5,673	—
Total				215,344	(88,963)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
30-Day Fed Funds	2	04/2024	USD	789,001	—	(399)
Banker’s Acceptance	4	12/2024	CAD	954,500	—	(437)
Euro-Schatz	5	06/2024	EUR	528,500	395	—
Long Gilt	10	06/2024	GBP	999,400	19,352	—
U.S. Treasury 10-Year Note	1	06/2024	USD	110,797	—	(103)
U.S. Treasury 2-Year Note	5	06/2024	USD	1,022,422	759	—
Total					20,506	(939)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Banker’s Acceptance	(4)	06/2024	CAD	(949,000)	18	—
Euro-Bobl	(1)	06/2024	EUR	(118,250)	—	(777)
Euro-Bund	(2)	06/2024	EUR	(266,760)	—	(3,414)
U.S. Long Bond	(4)	06/2024	USD	(481,750)	—	(10,194)
U.S. Treasury 5-Year Note	(2)	06/2024	USD	(214,031)	638	—
U.S. Treasury 5-Year Note	(11)	06/2024	USD	(1,177,172)	—	(4,142)
U.S. Treasury Ultra 10-Year Note	(9)	06/2024	USD	(1,031,484)	1,252	—
U.S. Treasury Ultra 10-Year Note	(3)	06/2024	USD	(343,828)	—	(1,750)
U.S. Treasury Ultra Bond	(1)	06/2024	USD	(129,000)	1,717	—
U.S. Treasury Ultra Bond	(2)	06/2024	USD	(258,000)	—	(5,817)
Total					3,625	(26,094)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	107,000	107,000	3.43	04/26/2024	85	66
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	124,000	124,000	3.33	04/05/2024	149	—
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	123,000	123,000	3.28	04/12/2024	183	3
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	121,000	121,000	3.51	04/19/2024	164	74
Total							581	143

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	107,000	107,000	4.23	04/26/2024	109	75
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	124,000	124,000	4.13	04/05/2024	146	9
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	123,000	123,000	4.08	04/12/2024	202	96
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	121,000	121,000	4.31	04/19/2024	172	30
Total							629	210

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(107,000)	(107,000)	3.63	4/26/2024	(340)	(265)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(124,000)	(124,000)	3.53	4/05/2024	(505)	(4)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(123,000)	(123,000)	3.48	4/12/2024	(530)	(27)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(121,000)	(121,000)	3.71	4/19/2024	(491)	(356)
Total							(1,866)	(652)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(107,000)	(107,000)	4.03	04/26/2024	(370)	(259)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(124,000)	(124,000)	3.93	04/05/2024	(435)	(169)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(123,000)	(123,000)	3.88	04/12/2024	(536)	(502)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(121,000)	(121,000)	4.11	04/19/2024	(464)	(132)
Total							(1,805)	(1,062)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.192%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/27/2025	USD	825,000	4,170	—	—	4,170	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.219%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/30/2026	USD	390,000	2,240	—	—	2,240	—
TONA	Fixed rate of 0.270%	Receives Annually, Pays Annually	Goldman Sachs	03/11/2026	JPY	61,640,000	136	—	—	136	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.811%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2026	GBP	690,000	597	—	—	597	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.138%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2026	EUR	380,000	411	—	—	411	—
Fixed rate of 2.462%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/18/2026	USD	445,000	(367)	—	—	—	(367)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.481%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/20/2026	USD	405,000	123	—	—	123	—
CORRA	Fixed rate of 4.173%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/22/2026	CAD	1,143,000	406	—	—	406	—
Fixed rate of 4.520%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/26/2026	USD	837,000	(543)	—	—	—	(543)
Fixed rate of 3.858%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2027	GBP	690,000	(837)	—	—	—	(837)
Fixed rate of 2.146%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2028	EUR	380,000	(758)	—	—	—	(758)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.438%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/18/2028	USD	445,000	1,212	—	—	1,212	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	534	—	—	534	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.471%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/03/2029	USD	217,500	(3)	—	—	—	(3)
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	710,000	4,647	—	—	4,647	—
Fixed rate of 2.513%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/01/2034	USD	190,000	(1,319)	—	—	—	(1,319)
Fixed rate of 0.853%	TONA	Receives Annually, Pays Annually	Goldman Sachs	03/11/2034	JPY	12,940,000	135	—	—	135	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2034	GBP	275,000	212	—	—	212	—
Fixed rate of 2.780%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2053	EUR	5,000	478	—	—	478	—
Fixed rate of 3.224%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2053	EUR	15,000	670	—	—	670	—
Fixed rate of 2.529%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2053	EUR	25,000	294	—	—	294	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.475%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/18/2053	USD	75,000	533	—	—	533	—
6-Month EURIBOR	Fixed rate of 2.490%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/19/2054	EUR	90,090	(3,265)	—	—	—	(3,265)
6-Month EURIBOR	Fixed rate of 2.506%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/20/2054	EUR	90,090	(3,596)	—	—	—	(3,596)
6-Month EURIBOR	Fixed rate of 2.513%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/20/2054	EUR	126,000	(5,245)	—	—	—	(5,245)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.480%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/01/2054	USD	75,000	577	—	—	577	—
6-Month EURIBOR	Fixed rate of 2.511%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/01/2054	EUR	45,000	(1,874)	—	—	—	(1,874)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.488%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/06/2054	USD	35,000	215	—	—	215	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.498%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/07/2054	USD	185,000	663	—	—	663	—
Fixed rate of 2.515%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2054	EUR	25,000	(89)	—	—	—	(89)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 2.456%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/22/2054	EUR	19,000	(576)	—	—	—	(576)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.509%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/25/2054	USD	35,000	(18)	—	—	—	(18)
Total							(237)	—	—	18,253	(18,490)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	3.851%
CORRA	Canadian Overnight Repo Rate Average	5.020%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	2.500%
SOFR	Secured Overnight Financing Rate	5.330%
TONA	Tokyo Overnight Average Rate	0.077%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	3.200%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	3.480%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $34,537,544, which represents 43.69% of total net assets.

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents a security purchased on a when-issued basis.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(h)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	76,094	5,376,152	(5,265,361)	(2)	186,883	215	4,434	186,920
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2024 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | First Quarter Report 2024

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